Consolidated (Successor) and DuPont Performance Coatings Combined (Predecessor) Statements of Cash Flows (USD $) In Millions, unless otherwise specified	4 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2012
Successor [Member]
Operating activities:
Net income (loss)	$ (29.0)	$ 34.7	$ (218.9)
Adjustment to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization	0	308.7	300.7
Amortization of financing costs and original issue discount	0	21.0	18.4
Loss on extinguishment and modification of debt	0	6.1	0
Fair value step up of acquired inventory sold	0	0	103.7
Bridge financing commitment fees	0	0	25.0
Deferred income taxes	0	(38.2)	(120.8)
Realized and unrealized foreign exchange losses, net	0	75.1	48.9
Stock-based compensation	0	8.0	7.4
Other non-cash, net	0	(25.3)	13.2
Decrease (increase) in operating assets and liabilities:
Trade accounts and notes receivable	0	(40.2)	(6.4)
Inventories	0	(24.7)	33.9
Prepaid expenses and other assets	0	(54.1)	(90.9)
Accounts payable	0	53.6	67.1
Other accrued liabilities	29.0	(54.8)	193.1
Other liabilities	0	(18.5)	2.4
Cash provided by (used for) operating activities	0	251.4	376.8
Investing activities:
Acquisition of DuPont Performance Coatings (net of cash acquired)	0	0	(4,827.6)
Purchase of property, plant and equipment	0	(188.4)	(107.3)
Investment in real estate property	0	0	(54.5)
Purchase of interest rate cap	0	0	(3.1)
Settlement of foreign currency contract	0	0	(19.4)
Restricted cash	0	(4.7)	0
Purchase of intangibles	0	(0.2)	0
Purchase of investment in affiliate	0	(6.5)	0
Proceeds from sale of assets	0	21.3	0.7
Cash used for investing activities	0	(178.5)	(5,011.2)
Financing activities:
Proceeds from long-term borrowings	0	0.7	3,906.7
Proceeds from short-term borrowings	0	30.7	38.8
Payments on short-term borrowings	0	(33.8)	(25.3)
Payments on long-term debt	0	(121.1)	(21.3)
Payments of deferred financing costs	0	0	(126.0)
Bridge financing commitment fees	0	0	(25.0)
Dividends paid to noncontrolling interests	0	(2.2)	(5.2)
Debt modification fees	0	(3.0)	0
Equity contribution	0	2.5	1,355.4
Cash received from exercises of stock options	0	3.0	0
Net transfer (to) from DuPont	0	0	0
Cash provided by (used for) financing activities	0	(123.2)	5,098.1
Increase (decrease) in cash and cash equivalents	0	(50.3)	463.7
Effect of exchange rate changes on cash	0	(26.9)	(4.4)
Cash and cash equivalents at beginning of period	0	459.3	0	0
Cash and cash equivalents at end of period	0	382.1	459.3		0
Cash paid during the year for:
Interest, net of amounts capitalized	0	192.0	171.9
Income taxes, net of refunds	0	57.0	83.1
Predecessor [Member]
Operating activities:
Net income (loss)				8.5	247.8
Adjustment to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization				9.9	110.7
Amortization of financing costs and original issue discount				0	0
Loss on extinguishment and modification of debt				0	0
Fair value step up of acquired inventory sold				0	0
Bridge financing commitment fees				0	0
Deferred income taxes				9.1	9.1
Realized and unrealized foreign exchange losses, net				4.5	0
Stock-based compensation				0	0
Other non-cash, net				(3.9)	7.6
Decrease (increase) in operating assets and liabilities:
Trade accounts and notes receivable				25.8	(58.9)
Inventories				(19.3)	5.7
Prepaid expenses and other assets				3.1	1.4
Accounts payable				(29.9)	54.9
Other accrued liabilities				(43.8)	36.4
Other liabilities				(1.7)	(25.9)
Cash provided by (used for) operating activities				(37.7)	388.8
Investing activities:
Acquisition of DuPont Performance Coatings (net of cash acquired)				0	0
Purchase of property, plant and equipment				(2.4)	(73.2)
Investment in real estate property				0	0
Purchase of interest rate cap				0	0
Settlement of foreign currency contract				0	0
Restricted cash				0	0
Purchase of intangibles				(6.3)	(21.6)
Purchase of investment in affiliate				(1.2)	0.1
Proceeds from sale of assets				1.6	6.5
Cash used for investing activities				(8.3)	(88.2)
Financing activities:
Proceeds from long-term borrowings				0	0
Proceeds from short-term borrowings				0	0
Payments on short-term borrowings				0	(0.7)
Payments on long-term debt				0	0
Payments of deferred financing costs				0	0
Bridge financing commitment fees				0	0
Dividends paid to noncontrolling interests				0	0
Debt modification fees				0	0
Equity contribution				0	0
Cash received from exercises of stock options				0	0
Net transfer (to) from DuPont				43.0	(289.9)
Cash provided by (used for) financing activities				43.0	(290.6)
Increase (decrease) in cash and cash equivalents				(3.0)	10.0
Effect of exchange rate changes on cash				0	(0.1)
Cash and cash equivalents at beginning of period			28.7	28.7	18.8
Cash and cash equivalents at end of period	28.7			25.7	28.7
Cash paid during the year for:
Interest, net of amounts capitalized				0	0
Income taxes, net of refunds				$ 13.3	$ 15.9